Net Defined Benefit Plan Costs (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Compensation And Retirement Disclosure [Abstract]
Service costs	$ 1,995	$ 1,720	$ 7,735	$ 5,661	$ 5,578
Interest costs	995	734	3,252	2,585	2,629
Amortization of actuarial loss	320	205	1,177	(113)	330
Expected return on plan assets	(736)	(492)	(2,412)	(2,043)	(2,154)
One-time cost			209
Special termination benefits			426
Net defined benefit plan costs	$ 2,574	$ 2,167	$ 10,387	$ 6,090	$ 6,383